STOCKPILES AND ORE ON LEACH PADS - By location (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Stockpiles And Ore On Leach Pads
Current stockpiles and ore on leach pads	$ 676	$ 763
Long-term stockpiles and ore on leach pads	1,848	1,864
Stockpiles
Stockpiles And Ore On Leach Pads
Current stockpiles and ore on leach pads	330	393
Long-term stockpiles and ore on leach pads	1,502	1,506
Ore on Leach Pads
Stockpiles And Ore On Leach Pads
Current stockpiles and ore on leach pads	346	370
Long-term stockpiles and ore on leach pads	346	358
Operating Segments
Stockpiles And Ore On Leach Pads
Stockpiles and ore on leach pads	2,524	2,627
Operating Segments | Carlin
Stockpiles And Ore On Leach Pads
Stockpiles and ore on leach pads	441	421
Operating Segments | Phoenix
Stockpiles And Ore On Leach Pads
Stockpiles and ore on leach pads	68	80
Operating Segments | Twin Creeks
Stockpiles And Ore On Leach Pads
Stockpiles and ore on leach pads	340	328
Operating Segments | Long Canyon
Stockpiles And Ore On Leach Pads
Stockpiles and ore on leach pads	34	9
Operating Segments | Cripple Creek & Victor mine
Stockpiles And Ore On Leach Pads
Stockpiles and ore on leach pads	314	369
Operating Segments | Yanacocha
Stockpiles And Ore On Leach Pads
Stockpiles and ore on leach pads	270	367
Operating Segments | Merian
Stockpiles And Ore On Leach Pads
Stockpiles and ore on leach pads	25	27
Operating Segments | Boddington
Stockpiles And Ore On Leach Pads
Stockpiles and ore on leach pads	431	394
Operating Segments | Tanami
Stockpiles And Ore On Leach Pads
Stockpiles and ore on leach pads	4	19
Operating Segments | Kalgoorlie
Stockpiles And Ore On Leach Pads
Stockpiles and ore on leach pads	125	113
Operating Segments | Ahafo
Stockpiles And Ore On Leach Pads
Stockpiles and ore on leach pads	409	386
Operating Segments | Akyem
Stockpiles And Ore On Leach Pads
Stockpiles and ore on leach pads	$ 63	$ 114